ORGANIZATION (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 21, 2021	Dec. 15, 2021	Nov. 30, 2021	Sep. 21, 2021	Aug. 11, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Feb. 17, 2021	Feb. 16, 2021	Feb. 08, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Oct. 01, 2017	Sep. 27, 2017	Aug. 24, 2017	Jun. 30, 2022	Mar. 07, 2022	Jul. 11, 2021	Jul. 10, 2021	Dec. 31, 2020	Aug. 07, 2018	Oct. 20, 2017
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common stock issued	$ 68,027		$ 60,000	$ 25,610			$ 158,810		$ 108,804	$ 163,517	$ 235,200	$ 183,600					$ 41,051	$ 163,000	$ 48,000		$ 60,000	$ 26,778	$ 72,800
Promissory note payment																												$ 140,000
Common stock value	24,702																										$ 46,827				$ 12,984
Debt face amount	$ 39,167		$ 35,677				$ 41,000		$ 35,340	$ 64,554	$ 114,660	$ 60,000					$ 16,000		$ 24,000		$ 40,000	$ 7,000	$ 20,000
Common Stock, Shares Authorized	500,000,000																										1,000,000,000				250,000,000
Preferred Stock, Shares Authorized	5,000,000																										5,000,000				2,000,000
Stock Issued During Period, Shares, New Issues	6,802,721		5,714,286	2,082,128	4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000				10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares													1,616,379
Mirabile Corporate Holdings, Inc. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage																																7.50%
Georgia Limited Liability Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																										85,000,000
Stockholders' Equity, Reverse Stock Split																									reverse stock split of 1 share for 1000 shares
Compaction And Recycling Equipment Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired																								100.00%
Number of common stock issued																								$ 902,700
Cash																								586,890
Debt instrument interest rate stated percentage																																	7.00%
Compaction And Recycling Equipment Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note payment																								$ 315,810
Columbia Financial Services Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, percentage of voting interests acquired																								100.00%
Number of common stock issued																								$ 597,300
Cash																								418,110
Debt instrument interest rate stated percentage																																	7.00%
Columbia Financial Services Inc [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Promissory note payment																								$ 179,190
Agreement [Member] | Mirabile Corporate Holdings, Inc. [Member] | Chief Executive Officer [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity ownership interest percentage																																7.50%
Agreement [Member] | St. James Capital Management, LLC. [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cancellation of shares																										3,000,000
Stockholders' Equity, Reverse Stock Split																									reverse stock split of 1 share for 1000 shares
Asset Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares Authorized																													500,000,000	250,000,000
Preferred Stock, Shares Authorized																													5,000,000	2,000,000
Stock Issued During Period, Shares, New Issues														2,000,000
Asset Purchase Agreement [Member] | DG Research, Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period, value, restricted stock award, gross															$ 160,000
Restricted shares															2,000,000
Remitted amount															$ 50,000
Proceeds from notes payable															$ 110,000
Debt maturity date															Apr. 09, 2021
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Held in escrow						$ 50,000
Common stock value						$ 1,300,000
Common stock, shares						1,000,000
Amended Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Held in escrow						$ 50,000
Common stock value						$ 1,000,000
Common stock, shares						2,000,000
Net sales revenue percentage		4.00%
Amended Agreement [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt maturity date						Dec. 18, 2021
Debt face amount						$ 186,537.92
Debt instrument interest rate stated percentage						7.00%
Letter of Intent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Shares, New Issues		2,000,000